Credit Risk - Disclosure of Qualitative Criteria of Credit Risk Exposure (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	In forbearance Watchlist - proactive management NPL in last 12m Default at proxy origination
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	Watchlist - proactive management
Mortgages [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	In forbearance Default in last 24m >30 Days past due (DPD) in last 12m Bankrupt £100+ arrears
Consumer (auto) finance [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	In forbearance Deceased or Insolvent Court 'Return of goods' order or Police watchlist Agreement terminated Payment holiday Cash Collection
Personal loans [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	In Collections Default in last 12m NPL in last 12m £50+ arrears
Credit cards [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	In forbearance Default in last 12m In Collections £100+ arrears Behaviour score <565
Overdrafts [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Qualitative Criteria For Measuring SICR	Fees suspended Default in last 12m Debit dormant >35 days Any excess in month